Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2025
Assets Held For Sale [Abstract]
Schedule of Assets Held for Sale

	United States Dollars
Figures in millions unless otherwise stated	2025	2024

(a) O3 Mining Inc. (“O3 Mining”)	—	21.1
(b) Royalties	77.5	—
Assets held for sale	77.5	21.1